Note 1 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
Year ended December 31, 2017	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,966	323	5,289	12
Management view - operating income	115	48	163	3
Difference in cost of sales	164	1	165	(1)
Direct cost and others	115	-	115	(1)
Absorption	49	1	50	-
Differences in depreciation and amortization	(3)	-	(3)	-
Differences in selling, general and administrative expenses	14	(6)	8	-
Differences in other operating income (expenses), net	2	-	2	-
IFRS - operating income	292	43	335	2
Financial income (expense), net			(23)	-
Income before equity in earnings of non-consolidated companies and income tax			312	2
Equity in earnings of non-consolidated companies			116	-
Income before income tax			428	2
Capital expenditures	550	8	558	-
Depreciation and amortization	594	15	609	-
Year Ended December 31, 2016	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,015	278	4,294	235
Management view - operating income	19	19	38	62
Difference in cost of sales	(108)	(8)	(116)	4
Direct cost and others	(114)	(8)	(122)	4
Absorption	6	-	6	-
Differences in Depreciation and Amortization	28	-	28	-
Differences in Selling, general and administrative expenses	(5)	1	(4)	-
Differences in Other operating income (expenses), net	(5)	-	(5)	-
IFRS - operating (loss) income	(71)	12	(59)	66
Financial income (expense), net			22	-
(Loss) income before equity in earnings of non-consolidated companies and income tax			(37)	66
Equity in earnings of non-consolidated companies			71	-
Income before income tax			34	66
Capital expenditures	752	33	785	2
Depreciation and amortization	643	14	657	5
Year Ended December 31, 2015	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	6,444	459	6,903	198
Management view - operating income	686	27	713	39
Difference in cost of sales	(225)	-	(225)	(9)
Direct cost and others	(184)	-	(184)	(9)
Absorption	(41)	-	(41)	-
Differences in Depreciation and Amortization	(319)	1	(318)	-
Differences in Selling, general and administrative expenses	(4)	-	(4)	-
Differences in Other operating income (expenses), net	-	-	-	-
IFRS - operating income	138	28	166	30
Financial income (expense), net			15	-
Income before equity in earnings of non-consolidated companies and income tax			181	30
Equity in losses of non-consolidated companies			(40)	-
Income before income tax			141	30
Capital expenditures	1,089	41	1,130	1
Depreciation and amortization	638	15	653	5

Disclosure of geographical areas [text block]
(all amounts in thousands of U.S. dollars)	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total continuing operations	Total discontinued operations
Year ended December 31, 2017
Net sales	2,451,357	1,142,142	545,777	937,439	211,789	-	5,288,504	11,899
Total assets	7,925,520	2,975,599	2,002,658	391,029	441,546	661,866	14,398,218	-
Trade receivables	582,204	234,877	214,944	135,524	46,511	-	1,214,060	-
Property, plant and equipment, net	3,914,229	1,190,145	878,788	102,481	143,500	-	6,229,143	-
Capital expenditures	430,143	58,949	57,285	7,562	4,153	-	558,092	145
Depreciation and amortization	354,091	126,273	93,900	12,094	22,282	-	608,640	-

Year ended December 31, 2016
Net sales	1,320,297	1,210,527	565,173	1,055,994	141,601	-	4,293,592	234,911
Total assets	7,467,842	2,803,848	1,925,784	593,649	482,132	578,603	13,851,858	151,417
Trade receivables	229,390	204,746	161,291	308,919	50,339	-	954,685	33,620
Property, plant and equipment, net	3,652,032	1,237,391	847,318	106,941	158,257	-	6,001,939	41,470
Capital expenditures	646,545	59,780	35,270	24,166	19,201	-	784,962	1,911
Depreciation and amortization	381,811	128,458	113,875	11,053	21,912	-	657,109	5,303

Year ended December 31, 2015
Net sales	2,668,724	2,132,221	728,815	1,096,688	276,675	-	6,903,123	197,630
Total assets	8,625,806	2,931,297	1,877,429	429,317	423,479	512,217	14,799,545	87,429
Trade receivables	339,499	396,834	181,084	137,278	52,494	-	1,107,189	27,940
Property, plant and equipment, net	3,207,661	1,269,995	907,466	86,181	155,299	-	5,626,602	45,656
Capital expenditures	822,396	168,140	82,344	36,867	20,566	-	1,130,313	1,206
Depreciation and amortization	385,189	125,754	112,742	9,912	19,716	-	653,313	5,465